Financial Risk Factors and Risk Management - Credit Risk Exposure from Cash, Time Deposits, and Debt Securities (Details) - Cash, Time Deposits and Debt Securities - Credit Risk - EUR (€)
€ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Financial Risk Factors and Risk Management
Weighted Average Loss Rate	(0.10%)	(0.10%)
Gross Carrying Amount Not Credit-Impaired	€ 6,715	€ 7,174
Gross Carrying Amount Credit-Impaired	0	0
ECL Allowance	€ (10)	€ (10)
Risk class 1 - low risk | AAA to BBB-
Financial Risk Factors and Risk Management
Weighted Average Loss Rate	(0.10%)	(0.10%)
Gross Carrying Amount Not Credit-Impaired	€ 6,594	€ 7,004
Gross Carrying Amount Credit-Impaired	0	0
ECL Allowance	€ (7)	€ (7)
Risk class 2 - high risk | BB+ to D
Financial Risk Factors and Risk Management
Weighted Average Loss Rate	0.00%	0.00%
Gross Carrying Amount Not Credit-Impaired	€ 86	€ 105
Gross Carrying Amount Credit-Impaired	0	0
ECL Allowance	€ 0	€ 0
Risk class 3 - unrated
Financial Risk Factors and Risk Management
Weighted Average Loss Rate	(8.60%)	(4.60%)
Gross Carrying Amount Not Credit-Impaired	€ 35	€ 65
Gross Carrying Amount Credit-Impaired	0	0
ECL Allowance	€ (3)	€ (3)